ASSETS HELD FOR SALE AND INVENTORIES, NET	12 Months Ended
Dec. 31, 2018
Disclosure of Assets Held For Sale And Inventories [Abstract]
ASSETS HELD FOR SALE AND INVENTORIES, NET [Text Block]
NOTE 12. ASSETS HELD FOR SALE AND INVENTORIES, NET

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2018	December 31, 2017
In millions of COP
Inventories, net	290,605	164,516
Assets held for sale	345,423	212,487
Total inventories and assets held for sale, net	636,028	377,003

12.1	Inventories

Due to the nature of the financial services provided by some subsidiaries of the Bank, when assets provided through operating or financial leases to third parties that do not exercise the purchase option or do not have a purchase option, once the agreement expires those assets are recorded as inventories, considering that in the course of the ordinary activities performed by such subsidiaries, those assets are routinely sold.

The Bank's inventories at December 31, 2018 and 2017, are summarized as follows:

Inventories	December 31, 2018	December 31, 2017
In millions of COP
Lands and buildings	250,543	117,339
Vehicles	41,853	45,741
Machinery	20,527	16,252
Total inventory cost	312,923	179,332
Impairment	(22,318)	(14,816)
Total inventories, net	290,605	164,516

Impairment is recognized based on market price fluctuation due to the fact that the fair value is determined by the offering price less cost to sell.

There are no inventories pledged as collateral for liabilities as of December 31, 2018 and 2017.

12.2	Assets held for sale

The assets recognized by the Bank as assets held for sale correspond to machinery, equipment, motor vehicles, technology, and investment property, among others that have been received as foreclosed assets.

The Bank's assets held for sale have a current plan to sale, which contains the details of the selling price allocation and the advertising and marketing plan of the assets. Furthermore, the plan specifies the conditions to proceed with the selling process, consisting of an offer made by the customer and then, the Management's approval to perform the sale.

The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2018

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	2,696	2,860	-	-	-	5,556
Cost	3,065	3,090	-	-	-	6,155
Impairment	(369)	(230)	-	-	-	(599)
Real estate for residential purposes	29,562	59,241	1,762	1,487	-	92,052
Cost	30,472	61,286	1,800	1,487	-	95,045
Impairment	(910)	(2,045)	(38)	-	-	(2,993)
Real estate different from residential properties	452	23,624	-	-	-	24,076
Cost	998	23,822	-	-	-	24,820
Impairment	(546)	(198)	-	-	-	(744)
Investments held for sale	-	-	-	-	19,128	19,128
Cost (1)	-	-	-	-	19,128	19,128
Impairment	-	-	-	-	-	-
Assets related to Investments held for sale	-	-	-	-	204,611	204,611
Cost (2)	-	-	-	-	209,002	209,002
Impairment (3)	-	-	-	-	(4,391)	(4,391)
Total assets held for sale	32,710	85,725	1,762	1,487	223,739	345,423

(1)
In December 2017, the management launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale". Management is still committed to a plan to sell the aforementioned investments.

(2)	These assets corresponded to Arrendamiento Operativo CIB S.A.C. and FiduPerú S.A. Sociedad Fiduciaria.
(3)
In September 2018, FiduPerú S.A. returned capital to its shareholders. At the end of the 2018 period, the Administration adjusted the book value of the asset based on the fair value of the company, recognizing an impairment in the Income Statement.

As of December 31, 2017

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Others Segment	Total
In millions of COP
Machinery and equipment	8,099	3,362	-	39	-	11,500
Cost	8,972	3,422	-	39	-	12,433
Impairment	(873)	(60)	-	-	-	(933)
Real estate for residential purposes	8,346	12,257	2,586	665	-	23,854
Cost	8,431	12,859	2,645	885	-	24,820
Impairment	(85)	(602)	(59)	(220)	-	(966)
Real estate different from residential properties	295	952	-	155	-	1,402
Cost	295	952	-	178	24	1,449
Impairment	-	-	-	(23)	(24)	(47)
Investments held for sale	-	-	-	-	18,413	18,413
Cost (1)	-	-	-	-	18,413	18,413
Impairment	-	-	-	-	-	-
Assets related to Investments held for sale	-	-	-	-	157,318	157,318
Cost (2)	-	-	-	-	157,318	157,318
Impairment	-	-	-	-	-	-
Total assets held for sale	16,740	16,571	2,586	859	175,731	212,487

(1)
In December 2017, the management launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale".

(2)	These assets corresponded to Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria.

Since 2017, the Bank has the intention to sell its participation in the companies Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. (wound-up) and FiduPerú S.A. Sociedad Fiduciaria. Therefore, the Bank expects that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. As a result, these companies are disclosed in the Statement of Financial Position as assets held for sale. The sale is highly probable, and those companies are available for immediate sale subject only to customary terms for sale. In this regard, Bank is managing all the necessary authorizations to carry out the sale such as the approval of the Peruvian Superintendence of Banking and Insurance. The company Capital Investments SAFI S.A. was liquidated in the course of the year 2018. For further information about Arrendamiento Operativo CIB S.A.C transaction, see Note 33 Subsequent events.

The breakdown of the major classes of assets and liabilities classified as held for sale is as follows:

	December 31, 2018	December 31, 2017
In millions of COP
Assets
Cash and cash equivalents	12,476	19,072
Financial assets investment	-	2,486
Premises and equipment, net	164,356	109,469
Prepaid expenses	412	101
Tax receivables	7,093	8,028
Deferred tax	1,551	1,103
Assets held for sale	721	4,691
Other assets	22,393	12,368
Total assets (1)	209,002	157,318
Liabilities
Borrowings from other financial institutions	150,254	90,109
Tax liabilities	1,054	611
Deferred tax liabilities	4,832	4,908
Other liabilities	7,456	7,348
Total liabilities	163,596	102,976

(1)	In September 2018, the management adjusted the book value of FiduPerú S.A. Sociedad Fiduciaria based on the fair value of the company, recognizing an impairment in the Income Statement for COP 4,391.

Assets held for sale had an impairment amounting COP 8,727 and COP 1,946 as of December 31, 2018 and December 31, 2017, respectively. The aforementioned impairment was mainly due to observable transactions with a sale price below the carrying value of assets less the estimated costs to sell.